Note 6 - Fair Value Measurements and Financial Instruments (Details) - Derivatives Measured at Fair Value (USD $)	12 Months Ended
	Dec. 31, 2014	Nov. 03, 2014	Dec. 31, 2013
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31	$ 10,035,625,000,000
Transfer into Level 3 (a)	2,250,000,000,000 [1]
Net unrealized losses included in earnings (loss)	(1,470,798,000,000)
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31	9,557,476	9,557,476
Derivative Issuance	9,212,285,000,000
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31	478,149		2,250,000
Derivative Issuance	44,138,000,000
Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31	$ 10,035,625		$ 2,250,000

[1]	In the course of preparing its financial statements for the year ended December 31, 2014, the Company reclassified the Series 2023 PIK note derivative to Level 3 fair value hierarchy to match with the Series A PIK note derivative since it based off of a similar model.